The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Absolute Return Currency and Income Fund, Columbia Adaptive Risk Allocation Fund, Columbia Alternative Beta Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Balanced Fund, Columbia Bond Fund, Columbia Commodity Strategy Fund, Columbia Contrarian Core Fund, Columbia Convertible Securities Fund, Columbia Corporate Income Fund, Columbia Disciplined Core Fund, Columbia Disciplined Growth Fund, Columbia Disciplined Small Core Fund, Columbia Disciplined Value Fund, Columbia Diversified Absolute Return Fund, Columbia Diversified Equity Income Fund, Columbia Diversified Real Return Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Emerging Markets Bond Fund, Columbia Emerging Markets Fund, Columbia European Equity Fund, Columbia Flexible Capital Income Fund, Columbia Floating Rate Fund, Columbia Global Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Equity Value Fund, Columbia Global Opportunities Fund, Columbia Global Technology Growth Fund, Columbia Government Money Market Fund, Columbia Greater China Fund, Columbia High Yield Bond Fund, Columbia Income Builder Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Growth Fund III, Columbia Limited Duration Credit Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Mortgage Opportunities Fund, Columbia Multi-Asset Income Fund, Columbia Overseas Value Fund, Columbia Pacific/Asia Fund, Columbia Real Estate Equity Fund, Columbia Select Global Equity Fund, Columbia Select International Equity Fund, Columbia Select Large Cap Equity Fund, Columbia Select Large Cap Growth Fund, Columbia Select Large-Cap Value Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Index Fund, Columbia Small/Mid Cap Value Fund, Columbia Strategic Income Fund, Columbia Total Return Bond Fund, Columbia U.S. Government Mortgage Fund, and Columbia U.S. Treasury Index Fund, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 10, 2017 (Accession No. 0001193125-17-078247), which is incorporated herein by reference.